Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,021	£ 4,348	£ 6,418
Issue of ordinary shares - share option schemes	6	5	7
Ending balance	£ 4,525	£ 4,021	£ 4,348
Beginning Balance	802,054	822,127
Issue of ordinary shares - share option schemes	864	923
Purchase of own shares	(21,840)	(20,996)
Ending Balance	781,078	802,054	822,127
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,602	£ 2,597	£ 2,590
Issue of ordinary shares - share option schemes	5	5	7
Ending balance	2,607	2,602	2,597
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	200	205
Issue of ordinary shares - share option schemes	1
Purchase of own shares	(6)	(5)
Ending balance	£ 195	£ 200	£ 205